Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Jun. 28, 2025	Jun. 29, 2024	Jul. 01, 2023	Jul. 02, 2022	Jul. 03, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year(1) (a)	Summary Compensation Table Total for PEO (b)	Compensation Actually Paid to PEO(2)(3) (c)	Average Summary Compensation Table Total for Non-PEO Named Executive Officers (d)	Average Compensation Actually Paid to Non-PEO Named Executive Officers(2)(4) (e)	Value of Initial Fixed $100 Investment Based On:(5)		Net Income (in millions) (h)	Consolidated Non-GAAP Operating Income (in millions)(6) (i)
					Total Shareholder Return (f)	Peer Group Total Shareholder Return (g)
2025	$10,595,839	$16,382,196	$2,307,135	$3,597,518	$80	$119	$34.8	$153.9
2024	$8,327,769	$(1,523,950)	$2,066,364	$687,143	$55	$93	$(25.8)	$115.0
2023	$8,978,665	$5,273,915	$1,779,833	$1,142,474	$91	$95	$25.5	$172.5
2022	$9,340,416	$2,475,672	$1,807,445	$812,945	$105	$93	$15.5	$286.8
2021	$16,868,008	$20,204,757	$2,690,648	$1,913,339	$140	$127	$67.5	$253.5

Company Selected Measure Name	Consolidated Non-GAAP Operating Income
Named Executive Officers, Footnote	The following table lists the PEO and Non-PEO NEOs for each of fiscal years 2021, 2022, 2023, 2024 and 2025.

	PEO	Non-PEO NEOs
2025	Oleg Khaykin	Ilan Daskal, Paul McNab, Luke Scrivanich, Gary Staley
2024	Oleg Khaykin	Ilan Daskal, Paul McNab, Luke Scrivanich, Gary Staley, Henk Derksen, and Pam Avent
2023	Oleg Khaykin	Henk Derksen, Paul McNab, Luke Scrivanich and Gary Staley
2022	Oleg Khaykin	Henk Derksen, Paul McNab, Luke Scrivanich and Gary Staley
2021	Oleg Khaykin	Amar Maletira, Paul McNab, Luke Scrivanich, Gary Staley, and Pam Avent

Peer Group Issuers, Footnote	In accordance with the Pay Versus Performance Rules, the Company and the Company’s peer group total shareholder return (the “Peer Group TSR”) is determined based on the value of an initial fixed investment of $100 on June 27, 2020, through the end of the listed fiscal year. The Peer Group TSR set forth in this table was determined using the Nasdaq Telecommunication Index, which we also use in preparing the stock performance graph required by Item 201(e) of Regulation S-K for our Annual Report for the fiscal year ended June 28, 2025.
PEO Total Compensation Amount	$ 10,595,839	$ 8,327,769	$ 8,978,665	$ 9,340,416	$ 16,868,008
PEO Actually Paid Compensation Amount	$ 16,382,196	(1,523,950)	5,273,915	2,475,672	20,204,757
Adjustment To PEO Compensation, Footnote	The following table shows the amounts deducted from and added to the Summary Compensation Table total to calculate “compensation actually paid” to Mr. Khaykin in accordance with the Pay Versus Performance Rules:

	Pension Plan Adjustments			Equity Award Adjustments
	Summary Compensation Table Total for PEO	Change in Pension Value	Pension Service Cost	Stock Awards	Year End Fair Value of Equity Awards Granted in the Year and Unvested at Year End	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value	Compensation Actually Paid to PEO
2025	$10,595,839	N/A	N/A	$9,114,277	$10,885,703	$1,754,210	-	$2,260,720	-	-	$16,382,196

Non-PEO NEO Average Total Compensation Amount	$ 2,307,135	2,066,364	1,779,833	1,807,445	2,690,648
Non-PEO NEO Average Compensation Actually Paid Amount	$ 3,597,518	687,143	1,142,474	812,945	1,913,339
Adjustment to Non-PEO NEO Compensation Footnote	The following table shows the amounts deducted from and added to the average Summary Compensation Table total compensation to calculate the average “compensation actually paid” to our Non-PEO NEOs in accordance with the Pay Versus Performance Rules.

	Pension Plan Adjustments			Equity Award Adjustments
	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Change in Pension Value ($)	Pension Service Cost ($)	Stock Awards ($)	Year End Fair Value of Equity Awards Granted in the Year and Unvested at Year End ($)	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value ($)	Average Compensation Actually Paid to Non-PEO Named Executive Officers ($)
2025	$2,307,135	N/A	N/A	$1,630,193	$1,942,980	$649,823	-	$327,774	-	-	$3,597,518

Compensation Actually Paid vs. Total Shareholder Return	Compensation Actually Paid, Cumulative TSR of the Company and Cumulative TSR of the Peer Group
Compensation Actually Paid vs. Net Income	Compensation Actually Paid and Net Income
Compensation Actually Paid vs. Company Selected Measure	Compensation Actually Paid and Non-GAAP Operating Income
Total Shareholder Return Vs Peer Group	Compensation Actually Paid, Cumulative TSR of the Company and Cumulative TSR of the Peer Group
Tabular List, Table

Seven Most Important Performance Measures
Consolidated Non-GAAP Operating Income
Consolidated Revenue
OSP Revenue
OSP Non-GAAP Operating Income
NSE Revenue
NSE Non-GAAP Operating Income
Relative TSR

Total Shareholder Return Amount	$ 80	55	91	105	140
Peer Group Total Shareholder Return Amount	119	93	95	93	127
Net Income (Loss)	$ 34,800,000	$ (25,800,000)	$ 25,500,000	$ 15,500,000	$ 67,500,000
Company Selected Measure Amount	153,900,000	115,000,000.0	172,500,000	286,800,000	253,500,000
PEO Name	Oleg Khaykin
Additional 402(v) Disclosure	The dollar amounts reported represent the amount of “compensation actually paid,” as calculated in accordance with the Pay Versus Performance Rules. These dollar amounts do not reflect the actual amounts of compensation earned by or paid to our NEOs during the applicable year. For purposes of calculating “compensation actually paid,” the fair value of equity awards is calculated in accordance with ASC Topic 718 using the same assumption methodologies used to calculate the grant date fair value of awards for purposes of the Summary Compensation Table (refer to “Executive Compensation and Other Information – Summary Compensation Table” for additional information).
Measure:: 1
Pay vs Performance Disclosure
Name	Consolidated Non-GAAP Operating Income
Non-GAAP Measure Description	We have determined that Consolidated Non-GAAP Operating Income (also referred to in our Compensation Discussion and Analysis as “Non-GAAP Operating Profit”) is the financial performance measure that, in the Company’s assessment, represents the most important financial performance measure used to link “compensation actually paid” to our NEOs, for FY25, to company performance (the “Company Selected Measure” as defined in the Pay Versus Performance Rules). Please refer to the section titled “Elements of FY25 Executive Compensation – Financial Metrics for FY25” for the definition of Non-GAAP Operating Income and to Annex A for a reconciliation of Non-GAAP Operating Income to GAAP Operating Income.
Measure:: 2
Pay vs Performance Disclosure
Name	Consolidated Revenue
Measure:: 3
Pay vs Performance Disclosure
Name	OSP Revenue
Measure:: 4
Pay vs Performance Disclosure
Name	OSP Non-GAAP Operating Income
Measure:: 5
Pay vs Performance Disclosure
Name	NSE Revenue
Measure:: 6
Pay vs Performance Disclosure
Name	NSE Non-GAAP Operating Income
Measure:: 7
Pay vs Performance Disclosure
Name	Relative TSR
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (9,114,277)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	10,885,703
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,754,210
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,260,720
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,630,193)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,942,980
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	649,823
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	327,774
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0